AB Variable Products Series Fund, Inc.

AB Growth Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.2%
Information Technology - 21.9%
Communications Equipment - 2.7%
Arista Networks, Inc. (a)	6,450	$2,028,267

Electronic Equipment, Instruments & Components - 2.3%
Cognex Corp.	13,260	674,404
IPG Photonics Corp. (a)	3,760	570,693
Novanta, Inc. (a)	6,510	551,592

		1,796,689

IT Services - 7.5%
Euronet Worldwide, Inc. (a)	1,890	269,495
PayPal Holdings, Inc. (a)	20,900	2,170,256
Visa, Inc.-Class A	20,830	3,253,438

		5,693,189

Semiconductors & Semiconductor Equipment - 4.2%
ASML Holding NV ADR	3,990	750,319
Semtech Corp. (a)	8,940	455,135
Xilinx, Inc.	15,626	1,981,221

		3,186,675

Software - 5.2%
Adobe, Inc. (a)	4,810	1,281,817
Aspen Technology, Inc. (a)	2,570	267,948
Elastic NV (a)(b)	134	10,703
Fair Isaac Corp. (a)	3,190	866,500
HubSpot, Inc. (a)	2,930	486,995
Paycom Software, Inc. (a)	3,040	574,955
Trade Desk, Inc. (The)-Class A (a)	2,230	441,428

		3,930,346

		16,635,166

Consumer Discretionary - 19.5%
Diversified Consumer Services - 3.5%
Bright Horizons Family Solutions, Inc. (a)	12,480	1,586,333
Grand Canyon Education, Inc. (a)	9,440	1,080,974

		2,667,307

Hotels, Restaurants & Leisure - 1.2%
Planet Fitness, Inc. (a)	13,260	911,227

Internet & Direct Marketing Retail - 3.1%
Booking Holdings, Inc. (a)	1,357	2,367,843

Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	6,380	670,155

Specialty Retail - 7.7%
Home Depot, Inc. (The)	14,139	2,713,133
National Vision Holdings, Inc. (a)	20,645	648,872
TJX Cos., Inc. (The)	21,920	1,166,363

Company	Shares	U.S. $ Value
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,892	$1,357,257

		5,885,625

Textiles, Apparel & Luxury Goods - 3.1%
NIKE, Inc.-Class B	27,512	2,316,786

		14,818,943

Health Care - 18.8%
Biotechnology - 4.5%
Biogen, Inc. (a)	4,434	1,048,109
Regeneron Pharmaceuticals, Inc. (a)	2,990	1,227,754
Vertex Pharmaceuticals, Inc. (a)	6,270	1,153,366

		3,429,229

Health Care Equipment & Supplies - 6.9%
Edwards Lifesciences Corp. (a)	9,950	1,903,734
Intuitive Surgical, Inc. (a)	3,912	2,232,109
Stryker Corp.	5,620	1,110,062

		5,245,905

Health Care Providers & Services - 4.4%
Centene Corp. (a)	20,570	1,092,267
UnitedHealth Group, Inc.	9,128	2,256,989

		3,349,256

Life Sciences Tools & Services - 0.9%
Illumina, Inc. (a)	2,000	621,380

Pharmaceuticals - 2.1%
Zoetis, Inc.	15,880	1,598,640

		14,244,410

Communication Services - 14.5%
Entertainment - 3.1%
Electronic Arts, Inc. (a)	16,350	1,661,650
Take-Two Interactive Software, Inc. (a)	7,470	704,944

		2,366,594

Interactive Media & Services - 11.4%
Alphabet, Inc.-Class C (a)	5,555	6,517,737
Facebook, Inc.-Class A (a)	12,847	2,141,467

		8,659,204

		11,025,798

Industrials - 10.2%
Building Products - 4.1%
Allegion PLC	12,380	1,122,990
AO Smith Corp.	16,440	876,581
Lennox International, Inc.	1,610	425,684
Trex Co., Inc. (a)	11,030	678,565

		3,103,820

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 1.6%
Copart, Inc. (a)	20,030	$1,213,618

Electrical Equipment - 0.8%
Rockwell Automation, Inc.	3,510	615,865

Industrial Conglomerates - 1.2%
Roper Technologies, Inc.	2,680	916,479

Machinery - 0.9%
IDEX Corp.	4,420	670,691

Road & Rail - 1.0%
Saia, Inc. (a)	12,500	763,750

Trading Companies & Distributors - 0.6%
Fastenal Co.	7,530	484,254

		7,768,477

Consumer Staples - 9.2%
Beverages - 5.5%
Constellation Brands, Inc.-Class A	9,990	1,751,547
Monster Beverage Corp. (a)	44,508	2,429,246

		4,180,793

Food & Staples Retailing - 3.7%
Costco Wholesale Corp.	11,485	2,780,978

		6,961,771

Materials - 2.5%
Chemicals - 2.5%
Sherwin-Williams Co. (The)	4,370	1,882,203

Financials - 0.6%
Capital Markets - 0.6%
MarketAxess Holdings, Inc.	1,860	457,709

Total Common Stocks (cost $48,607,619)		73,794,477

SHORT-TERM INVESTMENTS - 3.7%
Investment Companies - 3.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.38% (c)(d)(e) (cost $2,796,062)	2,796,062	2,796,062

Total Investments Before Security Lending Collateral for Securities Loaned - 100.9% (cost $51,403,681)		76,590,539

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.38% (c)(d)(e) (cost $11,223)	11,223	11,223

U.S. $ Value
Total Investments - 100.9% (cost $51,414,904) (f)	$76,601,762
Other assets less liabilities - (0.9)%	(651,666)

Net Assets - 100.0%	$75,950,096

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $25,648,789 and gross unrealized depreciation of investments was $(461,931), resulting in net unrealized appreciation of $25,186,858.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Growth Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$73,794,477		$	– 0	–	$	– 0	–	$73,794,477
Short-Term Investments	2,796,062			– 0	–		– 0	–	2,796,062
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	11,223			– 0	–		– 0	–	11,223

Total Investments in Securities	76,601,762			– 0	–		– 0	–	76,601,762
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$76,601,762		$	– 0	–	$	– 0	–	$76,601,762

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,493	$4,431	$3,128	$2,796	$9
Government Money Market Portfolio*	10	44	43	11	– 0	–

Total	$1,503	$4,475	$3,171	$2,807	$9

*	Investments of cash collateral for securities lending transactions